Financial Risks - Additional Information (Detail) $ in Millions			3 Months Ended	12 Months Ended
	Nov. 20, 2020 EUR (€) $ / bbl	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020 EUR (€) Violation Delinquency Issuer Counterparty $ / bbl	Dec. 31, 2019 EUR (€) Violation	Dec. 31, 2020 USD ($) Issuer	Nov. 20, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of financial risk management [line items]
For NHG backed mortgage loans, lender-incurred haircut applied on realized losses on each defaulted loan				10.00%
Number of defaults with derivativies counterparty for last three years | Counterparty				0
Number of violation of credit name limit policy at group level | Violation				1	2
Fair value				€ 160,100,000,000	€ 148,570,000,000
Net impairments and (recoveries)				130,000,000	(17,000,000)
Impairment charges				10,000,000
Securities available-for-sale				99,580,000,000	89,404,000,000
Financial assets at fair value through profit or loss				10,057,000,000	9,080,000,000
Recoveries on previously impaired assets				26,000,000	66,000,000
Amount held in general account investment readily redeemable and saleable				33,465,000,000	31,066,000,000
Undrawn committed borrowing facilities				3,288,000,000	3,403,000,000
Total Number Of Nonfarm Payrolls				€ 22,000,000
Percentage of nonfarm Payrolls				14.00%		14.00%
Amount of compensation approved by government to revive the economy | $							$ 900
Impairment loss recognised in other comprehensive income				€ 156,000,000	49,000,000
Equity portfolio [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)				58,000,000	47,000,000
Gross unrealized loss				€ 14,000,000	24,000,000
Investment grade [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer				0		0
Aegon US, NL [member]
Disclosure of financial risk management [line items]
Gross unrealized gain (AFS)				€ 14,938,000,000	10,493,000,000
Gross unrealized losses AFS debt securities				249,000,000	327,000,000
Gross unrealized loss				14,000,000	24,000,000
Aegon Americas and Netherlands [member]
Disclosure of financial risk management [line items]
Fair value				3,718,000,000	3,332,000,000
Net impairments and (recoveries)				130,000,000	17,000,000
Recoveries on previously impaired assets				26,000,000	66,000,000
Aegon US, NL [member]
Disclosure of financial risk management [line items]
Impairment charges				21,000,000	7,000,000
COVID-19 [Member]
Disclosure of financial risk management [line items]
Percentage of payments against a debt related to RMBS			40.00%
Residential mortgage- backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale				2,248,000,000	2,222,000,000
Financial assets at fair value through profit or loss				69,000,000	67,000,000
Gross unrealized loss on available-for-sale securities				17,000,000	18,000,000
Net unrealized gains on securities				228,000,000	284,000,000
Residential mortgage- backed securities [member] | Aegon US, NL [member]
Disclosure of financial risk management [line items]
Securities available-for-sale				2,413,000,000	2,533,000,000
Gross unrealized losses RMBS				17,000,000	18,000,000
Net unrealized gains on securities				232,000,000	288,000,000
Residential mortgage- backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale				165,000,000	311,000,000
Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Securities available-for-sale				2,982,000,000	3,440,000,000
Financial assets at fair value through profit or loss | $						$ 0		$ 0
Net unrealized gains on securities				€ 133,000,000	157,000,000
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer				0		0
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Securities available-for-sale				€ 2,970,000,000	3,427,000,000
Net unrealized gains on securities				133,000,000	104,000,000
Gross unrealized losses CMBS				40,000,000	6,000,000
Commercial mortgage- backed securities (CMBSs) [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Securities available-for-sale				€ 12,000,000	13,000,000
Asset backed securities [member]
Disclosure of financial risk management [line items]
Individual issuers rated below investment grade which have unrealised position greater than EUR 25 million | Issuer				0		0
Asset backed securities [member]
Disclosure of financial risk management [line items]
Fair value				€ 3,717,000,000	3,332,000,000
Asset backed securities [member] | Aegon US, NL [member]
Disclosure of financial risk management [line items]
Gross unrealized losses ABS				17,000,000	9,000,000
Asset backed securities [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Fair value				2,004,000,000	2,239,000,000
Financial assets at fair value through profit or loss				2,000,000	3,000,000
Gross unrealized loss				11,000,000	5,000,000
Asset backed securities [member] | Aegon Netherlands [member]
Disclosure of financial risk management [line items]
Fair value				1,714,000,000	1,093,000,000
Gross unrealized loss				6,000,000	3,000,000
Asset backed securities [member] | Aegon Americas and Netherlands [member]
Disclosure of financial risk management [line items]
Fair value				3,717,000,000	3,332,000,000
Public fixed income holdings [member]
Disclosure of financial risk management [line items]
Impairment loss recognised in other comprehensive income				156,000,000	49,000,000
Americas commercial and agricultural mortgage loan portfolio [member]
Disclosure of financial risk management [line items]
Fair value				€ 9,518,000,000	€ 9,447,000,000
Percentage of loan to value				55.00%	53.00%
Assumed defaults rate on delinquent loans				1.00%	1.00%
Delinquency days (defined as 60 days in arrears) | Delinquency				60
Net impairments and (recoveries)				€ 1,000,000	€ 0
Americas commercial and agricultural mortgage loan portfolio [member] | Foreclosed on impaired loans [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)					0
Foreclosure and recoveries					0
Netherlands Mortgage Loan Portfolio [member]
Disclosure of financial risk management [line items]
Fair value				€ 33,761,000,000	€ 33,111,000,000
Percentage of loan to value				66.00%	67.00%
Assumed defaults rate on delinquent loans				0.10%	0.10%
Delinquency days (defined as 60 days in arrears) | Delinquency				60
Percentage of loan portfolio guaranteed by government				45.00%	49.00%
Impairment charges				€ 0	€ 0
Bottom of range [member]
Disclosure of financial risk management [line items]
Net impairments and (recoveries)				€ 25,000,000
Change in Base points Of Treasury Rates				70
Bottom of range [member] | Standard And Poor Five Hundred [member]
Disclosure of financial risk management [line items]
Percentage of Stock performance index		8.00%		34.00%
Bottom of range [member] | Oil Barrel [Member]
Disclosure of financial risk management [line items]
Change in oil price per barrel | $ / bbl				20
Bottom of range [member] | Investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss positions				€ 25,000,000
Bottom of range [member] | Below investment grade [member]
Disclosure of financial risk management [line items]
Unrealized loss				€ 25,000,000
Bottom of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans				0.00%
Prepayment assumptions				0.00%
Percentage of loss severity assumption				(150.00%)
Bottom of range [member] | Belfius bank SA [member]
Disclosure of financial risk management [line items]
Gross unrealized loss				€ 25,000,000
Bottom of range [member] | Commercial mortgage- backed securities (CMBSs) [member]
Disclosure of financial risk management [line items]
Unrealized loss				25,000,000
Bottom of range [member] | Asset backed securities [member]
Disclosure of financial risk management [line items]
Unrealized loss				€ 25,000,000
Top of range [member]
Disclosure of financial risk management [line items]
Rate of fair value of investment				Significant or prolonged decline is generally defined within Aegon as an unrealized loss position for more than six months or a fair value of less than 80% of the cost price of the investment.
Change in Base points Of Treasury Rates				120
Total Number Of Nonfarm Payrolls	€ 13,000,000
Percentage of nominal GDP contracted rate				10.00%		10.00%
Percentage of Durable Consumer Goods		13.00%
Percentage of Non Durable Consumer Goods		4.00%
Percentage Of Contracted Service Segment		8.00%
Top of range [member] | Standard And Poor Five Hundred [member]
Disclosure of financial risk management [line items]
Percentage of Stock performance index	14.00%
Top of range [member] | Oil Barrel [Member]
Disclosure of financial risk management [line items]
Change in oil price per barrel | $ / bbl	50			70
Top of range [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans				39.00%
Prepayment assumptions				73.00%
Percentage of loss severity assumption				105.00%
Weighted average [member]
Disclosure of financial risk management [line items]
Percentage of loss severity assumption				49.00%	50.00%
Weighted average [member] | Aegon Americas [member]
Disclosure of financial risk management [line items]
Assumed defaults rate on delinquent loans				10.00%	8.00%
Weighted average of assumed defaults rate on delinquent loans				20.00%	20.00%